RELATED PARTY TRANSACTIONS (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended				1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Trade Lead and Tianshi	Sep. 30, 2011 Trade Lead and Tianshi	Jan. 06, 2012 Trade Lead and Tianshi
BUSINESS COMBINATIONS
Percentage of equity interest acquired					5.00%	95.00%
Cash paid, to acquire equity interest					1,707
Sublicensing revenues recognized from entering into sublicensing agreements	0	0	768	768
Percentage of Ownership						100.00%
Related party transactions	0	0